Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Trade and other payables [abstract]
Trade payables	$ 37,475	$ 42,327
Accrued compensation	35,580	34,779
Consumption taxes payable	1,662	3,017
Provision	0	776
Accounts payable and accrued liabilities	$ 74,717	$ 80,899